Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment, net consist of the following:

	As of December 31,
(in thousands)	2021	2020
Computer equipment and software	$926	$263
Less accumulated depreciation	(302)	(88)

Property and equipment, net	$624	$175